UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly reporting period from January 1, 2010 to January 31, 2010

Commission File Number of issuing entity: 333-103862-02	Commission File Number of issuing entity: 333-103862-01
CAPITAL ONE MULTI-ASSET EXECUTION TRUST	CAPITAL ONE MASTER TRUST
(Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the Notes)	(Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-103862

CAPITAL ONE FUNDING, LLC

(Exact name of depositor as specified in its charter)

CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Delaware	New York
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Deutsche Bank Trust Company Delaware E.A. Delle Donne Corporate Center 1011 Centre Road Wilmington, DE 19805-1266	c/o Capital One Bank (USA), National Association Mail Stop 12017-0500 140 East Shore Drive Room 1071-B Glen Allen, VA 23060
(Address of principal executive offices of issuing entity)	(Address of principal executive offices of issuing entity)

201-593-6792	804-967-1000
(Telephone number, including area code)	(Telephone number, including area code)

Not Applicable	Not Applicable
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

N/A	N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings

In January 2010, three individual plaintiffs, each purporting to represent a nationwide class of cardholders, filed lawsuits against Capital One Bank, N.A., USA (“COBNA”) and Capital One Services, Inc. (“COSI”) challenging various marketing practices relating to the payment protection product: Sullivan v. Capital One Bank, et al, (United States District Court for the District of Connecticut); McCoy v. Capital One Bank, et al. (United States District Court for the Southern District of California); and Salazar v. Capital One Bank, et al. (United States District Court for the District of South Carolina). These three purported nationwide class actions seek a range of remedies, including compensatory damages, punitive damages, restitution, disgorgement, injunctive relief, and attorneys’ fees. COBNA and COSI have not yet filed responsive motions to any of these suits but have meritorious defenses with respect to these matters and plans to defend them vigorously. In addition, in September 2009, the United States District Court for the Middle District of Florida certified a statewide class action in Spinelli v. Capital One Bank, et al. with respect to the marketing of the payment protection product in Florida. COBNA and COSI have filed a motion for reconsideration with respect to the class certification order and are awaiting a ruling on the motion from the Court. In January 2010, the West Virginia Attorney General filed suit against COBNA and various affiliates in Mason County, West Virginia, challenging numerous credit card practices under the West Virginia Consumer Credit and Protection Act, including practices relating to the payment protection product. The West Virginia Attorney General seeks injunctive relief, consumer refunds, statutory damages, disgorgement, and attorneys’ fees. COBNA has not yet responded to the complaint but has meritorious defenses with respect to the claims and plans to defend them vigorously. Finally, COBNA is subject to formal and informal inquiries from various governmental agencies relating to the payment protection product.

ITEM 9 – Exhibits

Exhibit 99.1	Monthly Series 2002-CC Certificateholders’ Statement.

Exhibit 99.2	Card series Schedule to Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 11, 2010

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Issuing Entity)

CAPITAL ONE MASTER TRUST
(Issuing Entity)

By: CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION
(Servicer)

By:	/s/ Pam Koch
Name:	Pam Koch
Title:	Vice President, Accounting